Other income/ (expense) items - Additional Information (Details) $ in Millions		1 Months Ended	12 Months Ended
	Dec. 05, 2017 USD ($)	Feb. 28, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) facility
Disclosure of defined benefit plans [line items]
Profit on sale of redundant site			$ 0.4	$ 2.1	$ 0.0
Changes to defined benefit pension plans			0.0	0.6	18.0
Curtailment credit arising from changes to defined benefit pension plans			0.0	0.6	3.3
Expense of restructuring activities			12.1	0.4	21.8
Losses on litigation settlements			3.5	0.6	$ 0.5
Number of facilities closure during rationalization of operations | facility					2
Litigation costs			1.9
Direct listing costs			2.3	0.0	$ 0.0
Non-current asset impairments			3.7	0.0	0.0
Receivable impairment provision			0.0	(1.2)	0.0
I.P.O. related share based compensation charges			0.0	0.0	(0.1)
Merger and acquisition costs			(0.9)	(0.3)	(2.0)
Gain on bargain purchase			1.2	0.0	0.0
Merger and acquisition related costs, excluding legal costs					1.8
Merger and acquisition legal costs					0.2
Remeasurement of deferred contingent consideration			1.0	0.5	0.0
Elektron
Disclosure of defined benefit plans [line items]
Expense of restructuring activities			5.5
Gas Cylinders
Disclosure of defined benefit plans [line items]
Expense of restructuring activities			6.6
Investment impairment | Gas Cylinders
Disclosure of defined benefit plans [line items]
Expense of restructuring activities			2.2
Discontinue of Advanced Oxygen System product line | Gas Cylinders
Disclosure of defined benefit plans [line items]
Expense of restructuring activities			2.1
Exit of Luxfer HEI business | Gas Cylinders
Disclosure of defined benefit plans [line items]
Expense of restructuring activities			1.0
Sales of inventory previously written-down | Gas Cylinders
Disclosure of defined benefit plans [line items]
Expense of restructuring activities			(0.4)
Rationalization of Magtech operations | Elektron
Disclosure of defined benefit plans [line items]
Expense of restructuring activities			1.7
Asset write-downs
Disclosure of defined benefit plans [line items]
Expense of restructuring activities					17.7
Asset write-downs | Elektron
Disclosure of defined benefit plans [line items]
Expense of restructuring activities			1.3
Onerous communications contract | Elektron
Disclosure of defined benefit plans [line items]
Expense of restructuring activities			0.6
Group-wide effort to reduce headcount and streamline management | Elektron
Disclosure of defined benefit plans [line items]
Expense of restructuring activities			3.0
Group-wide effort to reduce headcount and streamline management | Gas Cylinders
Disclosure of defined benefit plans [line items]
Expense of restructuring activities			1.4
Other rationalization costs
Disclosure of defined benefit plans [line items]
Expense of restructuring activities			0.4
Redundancy costs
Disclosure of defined benefit plans [line items]
Expense of restructuring activities					2.2
Closure costs
Disclosure of defined benefit plans [line items]
Expense of restructuring activities					1.7
Legal costs
Disclosure of defined benefit plans [line items]
Expense of restructuring activities					0.2
Non-U.K.
Disclosure of defined benefit plans [line items]
Sale of deferred pensioner liabilities, amount				10.0
Payment to certain deferred pensioners				4.9
Curtailment credit arising from changes to defined benefit pension plans			0.0	0.6	0.0
U.K.
Disclosure of defined benefit plans [line items]
Actuarial gains on financial assumptions					14.9
Curtailment credit arising from changes to defined benefit pension plans			0.0	0.0	3.3
Advisory costs related to changes to defined benefit pension plans					0.2
Litigation settlement
Disclosure of defined benefit plans [line items]
Losses on litigation settlements		$ 1.6
Czech | Elektron
Disclosure of defined benefit plans [line items]
Non-current asset impairments			2.2
North America
Disclosure of defined benefit plans [line items]
Profit on sale of redundant site			0.0	0.0
Changes to defined benefit pension plans				0.6	0.0
North America | Elektron
Disclosure of defined benefit plans [line items]
Non-current asset impairments			0.9
United Kingdom
Disclosure of defined benefit plans [line items]
Profit on sale of redundant site			0.4	2.1
Changes to defined benefit pension plans				$ 0.0	$ 18.0
United Kingdom | Elektron
Disclosure of defined benefit plans [line items]
Non-current asset impairments			0.6
Speciality Metals business of ESM Group Inc
Disclosure of defined benefit plans [line items]
Merger and acquisition costs	$ (0.5)		(0.5)
Environment costs	0.4		0.4
Consideration transferred, acquisition-date fair value			4.6
Net assets acquired	$ 5.8		5.8
Gain on bargain purchase			$ 1.2